RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 03, 2016	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	May 01, 2018
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense		$ 60,000	$ 83,000	$ 390,000	$ 347,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				100.00%
Restricted Stock [Member] | General and Administrative Expense [Member]
Allocated Share-based Compensation Expense				$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0	1,767,000	1,767,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				0	1,767,000